INITIAL PUBLIC OFFERING (Details Narrative) - Pono Capital Corp [Member] - $ / shares	Aug. 18, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Exercise price per share		$ 0.01
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	11,500,000
Shares price per share	$ 10.00
Warrants description	Each Unit consists of one common stock and three-quarters of one redeemable warrant (“Public Warrant”).
Exercise price per share	$ 11.50